15) Other operating income/(expenses) (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Incomeexpenses Details Text [Abstract]
Impairment losses: in the acquisition of the right to provide financial services	R$ 320,726	R$ 519,749	R$ 162
Software/Hardware	258,998	222,024	R$ 386,265
Investment goodwill	726,419	255,301
Expenses with provision for restructuring	980,978
Other provisions	R$ 102,200	696,469
Expenses with provision for contingencies, related to FCVS		R$ 342,155